Fees Summary	Mar. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,000
Previously Paid Amount	0.00
Total Fee Amount	2.91
Total Offset Amount	0.00
Net Fee	2.91
Narrative - Max Aggregate Offering Price	$ 19,000
Final Prospectus	true